SAFE Agreements and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SAFE Agreements and Fair Value Measurements [Abstract]
Schedule of Fair Value

For the three and six-months ended June 30, 2025 and 2024, the SAFE note activity was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024 (As restated)	2025	2024 (As restated)
Fair Value - beginning of period	$22,746,675	$18,904,905	$23,334,626	$4,602,950
Addition	-	1,634,500	23,752	3,134,500
Change in fair value	17,980,118	660,755	17,368,415	13,462,710
SAFE notes converted into shares	(40,726,793)	-	(40,726,793)	-
Fair Value - end of period	$-	$21,200,160	$-	$21,200,160

SAFE agreements activity for the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
SAFE agreements at fair value, beginning of year	$4,602,950	$2,219,711
Plus: SAFE agreements issued for cash	4,239,500	2,120,000
Plus: Change in fair value	14,492,176	263,239
SAFE agreements at fair value, end of year	$23,334,626	$4,602,950

Schedule of Measured at Fair Value on a Recurring basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	June 30, 2025	December 31, 2024
Derivative liabilities	3	$-	$23,334,626